Leases - Summary of Maturities of Operating and Finance Lease Liabilities, Excluding Short-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Leases, Year ended December 31, 2023	$ 2,289
Operating Leases, Year ended December 31, 2024	2,079
Operating Leases, Year ended December 31, 2025	687
Operating Leases, Year ended December 31, 2026	712
Operating Leases, Year ended December 31, 2027	132
Operating Leases, Total	5,899
Operating Leases, Less present value discount	(554)
Operating lease liabilities	5,345	$ 6,900
Finance Leases, Year ended December 31, 2023	123
Finance Leases, Year ended December 31, 2024	2
Finance Leases, Total	125
Finance Leases, Less present value discount	(2)
Finance lease liabilities	123	$ 300
Year ended December 31, 2023	2,412
Year ended December 31, 2024	2,081
Year ended December 31, 2025	687
Year ended December 31, 2026	712
Year ended December 31, 2027	132
Total	6,024
Less present value discount	(556)
Lease liabilities at December 31, 2022	$ 5,468